Consolidated Balance Sheet - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Assets
Cash and Cash Equivalents	$ 69,586	$ 70,286	$ 93,261
Interest Bearing Deposits with Banks	7,317	7,704	8,303
Securities (Note 2)
Trading	110,144	99,546	104,411
Fair value through profit or loss	14,036	13,682	14,210
Fair value through other comprehensive income	39,273	37,879	63,123
Debt securities at amortized cost	100,906	101,658	49,970
Investments in associates and joint ventures	1,255	1,303	1,135
Securities, net	265,614	254,068	232,849
Securities Borrowed or Purchased Under Resale Agreements	108,391	106,800	107,382
Loans
Residential mortgages	144,076	139,651	135,750
Consumer instalment and other personal	84,337	81,890	77,164
Credit cards	9,132	8,637	8,103
Business and government	287,669	274,548	239,809
Loans gross of allowance for loan losses	525,214	504,726	460,826
Allowance for credit losses (Note 3)	(2,412)	(2,403)	(2,564)
Loans,net	522,802	502,323	458,262
Other Assets
Derivative instruments	39,717	45,820	36,713
Customers' liability under acceptances	12,615	13,228	14,021
Premises and equipment	4,604	4,581	4,454
Goodwill	4,995	5,002	5,378
Intangible assets	2,130	2,090	2,266
Current tax assets	1,545	1,242	1,588
Deferred tax assets	794	786	1,287
Other	28,228	27,635	22,411
Other assets	94,628	100,384	88,118
Total Assets	1,068,338	1,041,565	988,175
Liabilities and Equity
Deposits (Note 4)	729,385	713,714	685,631
Other Liabilities
Derivative instruments	43,643	41,763	30,815
Acceptances	12,615	13,228	14,021
Securities sold but not yet purchased	41,187	39,316	32,073
Securities lent or sold under repurchase agreements	100,646	96,798	97,556
Securitization and structured entities' liabilities	25,020	24,692	25,486
Current tax liabilities	232	77	221
Deferred tax liabilities	81	110	192
Other	41,092	38,039	37,764
Other liabilities	264,516	254,023	238,128
Subordinated Debt (Note 4)	7,443	8,236	6,893
Total Liabilities	1,001,344	975,973	930,652
Equity
Contributed surplus	315	318	313
Retained earnings	41,653	41,275	35,497
Accumulated other comprehensive income	1,926	1,253	2,556
Total Equity	66,994	65,592	57,523
Total Liabilities and Equity	1,068,338	1,041,565	988,175
Preferred shares and other equity instruments [member]
Equity
Issued capital	5,708	5,708	5,558
Total Equity	5,708	5,708	5,558
Common shares [member]
Equity
Issued capital	17,392	17,038	13,599
Total Equity	$ 17,392	$ 17,038	$ 13,599